SCHEDULE OF AUDITOR’S REMUNERATION (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Total remuneration in respect of audit services		$ 305,833	$ 474,000	$ 288,000
Price Water House Coopers [Member]
IfrsStatementLineItems [Line Items]
Audit	[1]	72,500	274,000	288,000
Audit related fees	[2]		200,000
Tax fees
All other fees
Grant Thomton Audit Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Audit	[1]	168,333
Audit related fees	[2]
Tax fees
All other fees		65,000
Other Audit Firms [Member]
IfrsStatementLineItems [Line Items]
Audit

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.
[2]	Audit related fees